Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company leases certain office space, laboratory space, and equipment. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. The Company does not recognize right-of-use assets or lease liabilities for leases determined to have a term of 12 months or less. Many of the Company's leases contain variable non-lease components such as maintenance, taxes, insurance, and similar costs for the spaces it occupies. For new and amended leases beginning in 2019, the Company has elected the practical expedient not to separate these non-lease components of leases for classes of all underlying assets and instead account for them as a single lease component for all leases. The Company recognizes on a straight-lines basis the net fixed payments of operating leases over the lease term.
Variable executory costs, as it relates to net leases, are excluded from the calculation of the lease liability. Variable executory costs include costs relating to utilities, repairs, maintenance, insurance, common area expenses, and taxes paid for the leased asset during its economic life. The Company expenses the variable lease payments in the period in which it incurs the obligation to pay such variable amounts and will be included in variable lease costs in the leases footnote disclosure. These variable lease payments are not included in the Company's calculation of its right-of-use assets or lease liabilities.
In adopting ASC 842, the Company elected the package of practical expedients which, among other things, allowed it to retain the classification of its leases in place at the effective date of ASC 842.
The Company identified and assessed the following significant assumptions in recognizing its right-of-use assets and corresponding lease liabilities during the adoption of ASC 842:
•As the Company's leases do not provide an implicit rate, it estimated the incremental borrowing rate for each lease based on a yield curve analysis, utilizing the interest rate derived from the fair value analysis of its existing leases and adjusting it for factors that appropriately reflect the profile of secured borrowing over the lease term. For leases existing as of the adoption date, the Company has utilized its incremental borrowing rate based on the remaining lease term as of the adoption date. For leases that commenced after the adoption date, the Company determined the incremental borrowing rate based on the lease term as determined at the commencement date of the lease.
•The expected lease terms include both contractual lease periods and, when applicable, cancellable option periods where failure to exercise such options would result in an economic penalty.
•Since the Company elected to account for each lease component and its associated non-lease components as a single combined lease component, all contract consideration was allocated to the combined lease component.
The Company leases certain office space, laboratory space, and equipment. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present.
The Company leased space at Forest House from Imperial Limited under a ten-year lease, the term of which commenced in September 2015. The lease included an option for the Company to lease additional space within a fifteen months period, which the Company exercised in October 2016. The exercise of the option resulted in a separate new lease with a concurrent term through August 2025. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The Company and the landlord had the option to early terminate both leases in September 2020 and the landlord had the option to give notice to terminate the lease from September 2020 onward. The Company had measured its right-of-use assets and lease liabilities based on lease terms ending in September 2025. The lease related to this facility is classified as an operating lease. The landlord exercised its option to give notice in September 2020 to terminate the Forest House lease and pay the Company a break-lease payment fee in September 2021. The Company recorded a $1.3 million gain upon the notice of lease termination and lease incentive receivable of $1.2 million in the third quarter of 2020. The Company did not have a lease incentive receivable as of December 31, 2021. The Company no longer has any obligations related to this lease from termination date of the lease.
In September 2017, the Company executed an arrangement with Cell Therapy Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through May 2021, at which time the Company had the option to renew or terminate the lease. The lease had a six-month rent-free period. In December 2018, the Company executed an additional lease arrangement for additional manufacturing space for a term through September 2023, at which time the Company has the option to renew or terminate the lease. In addition, in May 2020, the Company executed an arrangement with Cell Therapy Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through April 2024. In July 2022 the Company and Cell Therapy Catapult Limited mutually agreed: (i) to extend the lease term of a manufacturing suite leased by the Company from April 2024 to February 2025, and (ii) to reduce the lease term of a different manufacturing suite leased by the Company from July 2024 to June 2023.
In October 2018, the Company executed an agreement to sublease office space in Rockville, Maryland for a term through October 2021. The Company then terminated the sublease in February 2020 and immediately entered into a five-year lease for the same space with the landlord. As a result of the sublease termination, the Company recognized a $0.2 million gain in other (expense) income in March, 2020. The lease related to this facility is classified as an operating lease. The Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.
In January 2019, the Company executed a lease agreement with Whitewood Media Village GP Limited and Whitewood Media Village Nominee Limited to lease the fifth floor of MediaWorks including laboratory space. The Company has the option to terminate the lease in November 2026. In August 2021, MediaWorks became the Company's main corporate headquarters. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The lease agreement includes an option to lease additional space. The lease term is nine years and eleven months with an eighteen-month rent free period at the beginning of the lease term.
In January 2019, the Company executed a lease agreement to lease additional office and manufacturing space in Rockville, Maryland. The lease agreement required the Company to enter into a lease provided that the landlord completed the required leasehold improvements described in the agreement. The lease commenced in August 2020 for a term through June 2036. In March 2021, the Company announced plans to move the site of its global manufacturing headquarters to the United Kingdom from the United States. As a part of this strategy, the Company entered into a termination agreement with the landlord of its Rockville, Maryland property to terminate the lease for office and manufacturing space. As a result, the Company recognized a $2.0 million termination fee gain from the landlord, a $2.3 million gain from the removal of the leased right of use asset and corresponding lease liability, and expensed $2.4 million of leasehold improvements for the year ended December 31, 2021 within other expense (income). The $2.0 million termination fee was received from the landlord in April 2021.
In February 2019, the Company agreed to enter into a fifteen-year lease for manufacturing space units located in Enfield, United Kingdom, provided that the landlord completed the required leasehold improvements described in the agreement. The Company executed these lease agreements for 3 manufacturing space units, each for fifteen-year lease terms upon such completion. The leases commenced in February 2019, with the option to terminate the lease in February 2029. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability. The Company reduced the right-of-use asset and lease liability based on the contractual option termination date. The Company expensed $4.1 million of leasehold improvements from assets under construction as of December 31, 2019 as a result of discontinuing the fit-out of the manufacturing facility. In March 2021, one of the units was split in two separate units and the Company surrendered one of those units back to the landlord. Upon the surrender of the unit, the Company recognized a $0.1 million gain in other (expense) income after recognizing a termination fee of $0.2 million. The Company has no further obligations for the surrendered unit and the right of use asset and lease liability which were recorded for this unit have been written off during the year ended December 31, 2021. In October 2021, the Company subleased two of the three remaining units to third parties with lease terms ending in February 2029 and October 2026, respectively. The Company received $0.1 million in rental deposits arising from the sub-lease agreements, which have been classified as restricted cash. The Company is actively seeking to sublease or assign the lease arrangements relating to the final unit. The Company completed an asset impairment analysis of the right-of-use lease concluding the undiscounted cash flows exceeded the carrying value as of December 31, 2022.
In September 2021, the Company entered into an arrangement for lease with Forge Life Sciences Nominee, an affiliate of the Reef Group, for the design, construction and lease of a new 70,000 square foot manufacturing facility in Stevenage, United Kingdom. Under this arrangement, the landlord will lease the facility to the Company on agreed terms, upon satisfaction of certain conditions and completion of construction. This facility will form the basis of the Company's new commercial manufacturing facility. In November 2022, the landlord handed over the first of three clean rooms thereby providing access by the Company to a portion of the facility, thus meeting the definition of a lease in accordance with ASC 842. The remaining portions of the facility will be handed over by the landlord upon satisfaction of certain conditions and completion of the remaining construction. A lease agreement will be signed upon handover of the entire facility. The Company has started the fit out of the first of three clean rooms for which the Company is responsible. These fit out costs and subsequent fit out costs in other areas of the building, will be required to be removed at the end of the lease term and represent an Asset Retirement Obligation ('ARO'). At December 31, 2022, the fit out of the handed over clean room was still in progress. Once the fit-out and full hand over of facility has been completed a full estimate of the associated ARO will be made. Given the ongoing work, it was not possible to estimate an ARO as at 31 December 2022. The Company has appropriately assessed the impact of the handover of the first clean room on the lease term thereby resulting in the recognition of a right-of-use asset and lease liability for the year ended December 31, 2022. The Company is required to pay a pro-rated rent for each portion of the facility handover upon its handover. The Company contributed $6.4 million as part as of landlord works and tenant contributions towards the lease as of December 31, 2022 resulting in these payments being taken into account in the determination of the right of use asset for this facility.

The following table shows the lease balance sheet classification of leases for the years ended December 31, 2022 and 2021 (in thousands):

	As of December 31,
	2022	2021
Assets
Operating lease right-of-use assets, net of accumulated amortization	$23,210	$18,775

Liabilities
Current
Operating lease liabilities, current	5,038	4,453
Non-current
Operating lease liabilities, non-current	19,218	16,545
Total lease liabilities	$24,256	$20,998

The following table shows the lease costs for the years ended December 31, 2022 and 2021 (in thousands):

		Year ended December 31,
Lease costs	Statement of Operations classification	2022	2021
Operating lease costs	Operating expenses: research and development	$3,733	$4,801
Variable costs	Operating expenses: research and development	769	1,144
Short term lease costs	Operating expenses: research and development	270	193

Operating lease costs	Operating expenses: general and administrative	984	1,178
Variable costs	Operating expenses: general and administrative	45	147
Short term lease costs	Operating expenses: general and administrative	86	12
Total lease costs		$5,887	$7,475

	Year ended December 31,
Other information	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$4,575	$4,619
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—	$(38,335)

Weighted-average remaining lease term - operating leases (in years)	10.4 years	5.80 years
Weighted-average discount rate - operating leases	6.77%	7.15%
Future fixed payments for non-cancellable operating leases in effect as of December 31, 2022 are payable as follows:

Operating Leases
Maturity of lease liabilities for the years ending December 31,	(in thousands)
2023	$6,492
2024	4,391
2025	3,453
2026	3,176
2027	3,176
Thereafter	12,573
Total lease payments	33,261
Less: imputed interest	(9,005)
Present value of lease liabilities	$24,256

Sub-lease agreements
In October 2021, the Company entered into separate two sub-lease agreements with two third parties for two manufacturing spaces in Enfield which is currently leased by the Company. The annual lease payments to be received for each of sub-leased units is £97,000 and £109,000, over lease terms from October, 2021 to February 2029 and October 2026, respectively. In October 2021, the Company received $127,000 in rental deposits, arising from the sub-lease agreements which have been classified as restricted cash as of December 31, 2022 and 2021, respectively. Both sub-leases have been classified as operating leases. The Company recognized the sub-lease payments on a straight line basis from the commencement of the sub-lease agreements.
The following table shows the sub-lease rental income for the years ended December 31, 2022 and 2021 (in thousands):

		Year ended December 31,
Sub-lease rental income	Statement of Operations classification	2022	2021
Sub-lease rental income	Other income (expense)	$240	$49
Total sub-lease rental income		$240	$49
Future fixed receipts for non-cancellable operating sub-leases in effect as of December 31, 2022 are receivable as follows:

Operating Leases
(in thousands)
2023	$249
2024	249
2025	249
2026	194
2027	117
Thereafter	101
Total lease payments receivable	$1,159